INSURANCE CONTRACTS (Details 3) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Opening balances on January 1, 2023	R$ 344,792,222
Balance on December 31, 2023	378,792,820	R$ 344,792,222
Insurance contracts other than those to which premium allocation approach has been applied [member]
IfrsStatementLineItems [Line Items]
Opening balances on January 1, 2023	331,148,632	292,524,729
Changes related to current period (Insurance revenue)	(59,253,004)	(51,252,827)
Total retrospective method contracts	(2,353,052)	(2,169,092)
Fair value method contracts	(5,658,911)	(3,852,591)
Issuance of contracts after transition (Other contracts)	(1,652,256)	(881,612)
Experience adjustments	(42,847)	12,764
Appropriation relating to contracts premium allocation approach	(49,545,938)	(44,362,296)
Technical changes related to future periods	1,225,658	3,740,401
Changes in estimates that adjust the contract service margin	(507,098)	(25,709)
Changes in estimates that do not adjust the contract service margin (ORA)	(3,550,695)	1,710,476
Experience adjustments	1,623,257	693,687
Contracts initially recognized in the period	3,660,194	1,361,947
Insurance expenses	5,424,807	3,585,872
Constitution of onerous contracts	1,334,682	70,204
Commission Expense	4,090,125	3,515,668
Financial expenses	29,152,854	32,896,145
Financial expenses of insurance contracts	29,152,854	32,896,145
Cash flows	55,711,912	49,654,313
Premiums received	101,836,940	91,705,947
Investment component	(41,788,964)	(38,534,315)
Insurance acquisition costs cash flow	(4,336,064)	(3,517,319)
Balance on December 31, 2023	363,410,859	331,148,632
Insurance contracts other than those to which premium allocation approach has been applied [member] | BBAVFA [Member]
IfrsStatementLineItems [Line Items]
Opening balances on January 1, 2023	327,891,751	288,542,803
Changes related to current period (Insurance revenue)	(9,707,066)	(6,890,595)
Total retrospective method contracts	(2,353,052)	(2,169,156)
Fair value method contracts	(5,658,911)	(3,852,591)
Issuance of contracts after transition (Other contracts)	(1,652,256)	(881,612)
Experience adjustments	(42,847)	12,764
Appropriation relating to contracts premium allocation approach
Technical changes related to future periods	1,843,681	6,225,483
Changes in estimates that adjust the contract service margin	(507,098)	(25,709)
Changes in estimates that do not adjust the contract service margin (ORA)	(3,550,695)	1,710,476
Experience adjustments	1,623,257	693,687
Contracts initially recognized in the period	4,278,217	3,847,029
Insurance expenses	1,558,844	186,116
Constitution of onerous contracts	1,334,682	69,302
Commission Expense	224,162	116,814
Financial expenses	29,152,854	32,896,145
Financial expenses of insurance contracts	29,152,854	32,896,145
Cash flows	9,257,678	6,931,799
Premiums received	51,516,743	45,717,933
Investment component	(41,788,964)	(38,534,315)
Insurance acquisition costs cash flow	(470,101)	(251,819)
Balance on December 31, 2023	359,997,742	327,891,751
Insurance contracts other than those to which premium allocation approach has been applied [member] | PPA [Member]
IfrsStatementLineItems [Line Items]
Opening balances on January 1, 2023	3,256,881	3,981,926
Changes related to current period (Insurance revenue)	(49,545,938)	(44,362,232)
Total retrospective method contracts		64
Fair value method contracts
Issuance of contracts after transition (Other contracts)
Experience adjustments
Appropriation relating to contracts premium allocation approach	(49,545,938)	(44,362,296)
Technical changes related to future periods	(618,023)	(2,485,082)
Changes in estimates that adjust the contract service margin
Changes in estimates that do not adjust the contract service margin (ORA)
Experience adjustments
Contracts initially recognized in the period	(618,023)	(2,485,082)
Insurance expenses	3,865,963	3,399,756
Constitution of onerous contracts		902
Commission Expense	3,865,963	3,398,854
Financial expenses
Financial expenses of insurance contracts
Cash flows	46,454,234	42,722,514
Premiums received	50,320,197	45,988,014
Investment component
Insurance acquisition costs cash flow	(3,865,963)	(3,265,500)
Balance on December 31, 2023	3,413,117	3,256,881
Net liabilities or assets for remaining coverage excluding loss component [member] | Insurance contracts other than those to which premium allocation approach has been applied [member] | BEL [Member]
IfrsStatementLineItems [Line Items]
Opening balances on January 1, 2023	295,007,749	258,267,184
Changes related to current period (Insurance revenue)	(5,297,914)	(3,601,931)
Total retrospective method contracts	(596,582)	(647,949)
Fair value method contracts	(3,979,828)	(2,683,054)
Issuance of contracts after transition (Other contracts)	(678,657)	(283,692)
Experience adjustments	(42,847)	12,764
Appropriation relating to contracts premium allocation approach
Technical changes related to future periods	(1,221,520)	1,288,676
Changes in estimates that adjust the contract service margin	4,826,038	4,153,449
Changes in estimates that do not adjust the contract service margin (ORA)	(3,443,788)	1,665,457
Experience adjustments	3,219
Contracts initially recognized in the period	(2,606,989)	(4,530,230)
Insurance expenses	224,162	116,814
Constitution of onerous contracts
Commission Expense	224,162	116,814
Financial expenses	28,159,122	32,005,207
Financial expenses of insurance contracts	28,159,122	32,005,207
Cash flows	9,257,678	6,931,799
Premiums received	51,516,743	45,717,933
Investment component	(41,788,964)	(38,534,315)
Insurance acquisition costs cash flow	(470,101)	(251,819)
Balance on December 31, 2023	326,129,277	295,007,749
Net liabilities or assets for remaining coverage excluding loss component [member] | Insurance contracts other than those to which premium allocation approach has been applied [member] | RA [Member]
IfrsStatementLineItems [Line Items]
Opening balances on January 1, 2023	1,832,047	1,892,919
Changes related to current period (Insurance revenue)	(168,464)	(171,746)
Total retrospective method contracts	(30,954)	(42,010)
Fair value method contracts	(114,747)	(124,431)
Issuance of contracts after transition (Other contracts)	(22,763)	(5,305)
Experience adjustments
Appropriation relating to contracts premium allocation approach
Technical changes related to future periods	(71,048)	(41,170)
Changes in estimates that adjust the contract service margin	(128,048)	(274,166)
Changes in estimates that do not adjust the contract service margin (ORA)	(106,907)	44,725
Experience adjustments
Contracts initially recognized in the period	163,907	188,271
Insurance expenses
Constitution of onerous contracts
Commission Expense
Financial expenses	121,126	152,044
Financial expenses of insurance contracts	121,126	152,044
Cash flows
Premiums received
Investment component
Insurance acquisition costs cash flow
Balance on December 31, 2023	1,713,661	1,832,047
Net liabilities or assets for remaining coverage excluding loss component [member] | Insurance contracts other than those to which premium allocation approach has been applied [member] | CSM [Member]
IfrsStatementLineItems [Line Items]
Opening balances on January 1, 2023	24,414,758	22,162,317
Changes related to current period (Insurance revenue)	(4,240,688)	(3,116,918)
Total retrospective method contracts	(1,725,516)	(1,479,197)
Fair value method contracts	(1,564,336)	(1,045,106)
Issuance of contracts after transition (Other contracts)	(950,836)	(592,615)
Experience adjustments
Appropriation relating to contracts premium allocation approach
Technical changes related to future periods	3,648,437	4,632,552
Changes in estimates that adjust the contract service margin	(4,692,900)	(3,904,992)
Changes in estimates that do not adjust the contract service margin (ORA)
Experience adjustments	1,620,038	348,556
Contracts initially recognized in the period	6,721,299	8,188,988
Insurance expenses
Constitution of onerous contracts
Commission Expense
Financial expenses	872,606	736,807
Financial expenses of insurance contracts	872,606	736,807
Cash flows
Premiums received
Investment component
Insurance acquisition costs cash flow
Balance on December 31, 2023	24,695,113	24,414,758
Loss component [member] | Insurance contracts other than those to which premium allocation approach has been applied [member] | BEL [Member]
IfrsStatementLineItems [Line Items]
Opening balances on January 1, 2023	6,637,197	6,220,383
Changes related to current period (Insurance revenue)
Total retrospective method contracts
Fair value method contracts
Issuance of contracts after transition (Other contracts)
Experience adjustments
Appropriation relating to contracts premium allocation approach
Technical changes related to future periods	(512,188)	345,425
Changes in estimates that adjust the contract service margin	(512,188)
Changes in estimates that do not adjust the contract service margin (ORA)		294
Experience adjustments		345,131
Contracts initially recognized in the period
Insurance expenses	1,334,682	69,302
Constitution of onerous contracts	1,334,682	69,302
Commission Expense
Financial expenses		2,087
Financial expenses of insurance contracts		2,087
Cash flows
Premiums received
Investment component
Insurance acquisition costs cash flow
Balance on December 31, 2023	R$ 7,459,691	R$ 6,637,197